Cash and cash equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [line items]
Cash at bank	€ 123,337	€ 105,846	€ 33,611
Cash equivalents	5,560	9,660	9,564
Total	€ 128,897	€ 115,506	€ 43,175	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.